Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Cash flows from operating activities:
Net income	$ 114,966	$ 115,316	$ 165,238
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization expense	35,628	30,834	30,343
Pension settlement charge	0	2,818	0
Loss on debt extinguishment	0	9,473	4,624
Deferred tax provision	0	0	1,385
Other, net	3,316	6,120	3,895
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(6,247)	(7,709)	42,898
(Increase) decrease in inventories	(4,721)	9,555	9,664
Increase (decrease) in accounts payable	(2,134)	3,376	(22,402)
Increase (decrease) in accrued employment and benefit costs	(5,673)	(12,251)	13,822
Increase (decrease) in accrued insurance	(2,604)	3,127	(20,785)
Increase (decrease) in customer deposits and advances	(6,103)	(6,328)	(5,437)
(Increase) decrease in other current and noncurrent assets	2,470	1,479	19,121
Increase (decrease) in other current and noncurrent liabilities	3,888	(13)	4,185
Net cash provided by operating activities	132,786	155,797	246,551
Cash flows from investing activities:
Capital expenditures	(22,284)	(19,131)	(21,837)
Acquisitions of businesses	(3,195)	(14,500)	0
Proceeds from sale of property, plant and equipment	5,974	3,520	4,985
Net cash (used in) investing activities	(19,505)	(30,111)	(16,852)
Cash flows from financing activities:
Repayments of long-term borrowings	0	(256,510)	(177,821)
Proceeds from long-term borrowings	0	247,840	100,000
Issuance costs associated with long-term borrowings	0	(5,018)	(5,543)
Repayments of short-term borrowings	0	0	(110,000)
Net proceeds from issuance of Common Units	0	0	95,880
Partnership distributions	(120,636)	(118,263)	(106,740)
Net cash (used in) financing activities	(120,636)	(131,951)	(204,224)
Net (decrease) increase in cash and cash equivalents	(7,355)	(6,265)	25,475
Cash and cash equivalents at beginning of year	156,908	163,173	137,698
Cash and cash equivalents at end of year	149,553	156,908	163,173
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 24,584	$ 28,362	$ 39,153